Other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other income [Line Items]
Proceeds from unsecured claims	$ 192,655	$ 0	$ 192,655	$ 0
Interest and other income	13,053	13,749	29,843	23,843
Total other income	207,444	14,927	226,017	29,659
Sales proceeds for restructuring claims	186,000		186,000
Management fees
Other income [Line Items]
Management fees	$ 1,736	$ 1,178	$ 3,519	$ 5,816